Investment Objectives and Goals - Scharf Multi-Asset Opportunity Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Scharf Multi-Asset Opportunity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund” or the “Fund”) seeks long-term capital appreciation and income.